Financial Instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gain (loss) from the change:
Increase of 5% in exchange rate	$ (50)	$ (88)
Decrease of 5% in exchange rate	$ 50	$ 88